Note 13 - Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
13.	Earnings / (Loss) Per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2010	2011	2012
Income:
Net income/(loss)	(6,605,850)	1,115,989	(13,198,741)
Basic earnings per share:
Weighted average common shares – Outstanding	31,636,633	31,794,381	38,950,100
Basic earnings/(loss) per share	(0.21)	0.04	(0.34)
Effect of dilutive securities
Non-vested incentive stock awards	-	51,699	-
Weighted average common shares – Outstanding	31,636,633	31,846,080	38,950,100
Diluted earnings /(loss) per share	(0.21)	0.04	(0.34)

 During 2010 and 2012, the effect of the non-vested stock awards was anti-dilutive.

In June 2012, the Company completed a shareholders rights offering of 13,852,094 shares of common stock at an issue price of $1.10 per share. The earnings/(loss) per share and the weighted average number of shares, basic and diluted, have been adjusted retroactively for years 2010 and 2011 to give effect to the bonus element of the shares associated with the rights offering.